Acquisitions - Summary of Intangible Assets Acquired (Details) - Viajanet $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 7,868
Trademarks and domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 4,601
Estimated useful life (in years)	20 years
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 2,165
Estimated useful life (in years)	3 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 800
Estimated useful life (in years)	1 year
Domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 302
Estimated useful life (in years)	20 years